Trade and other receivables - Schedule of trade and other receivables (Details) - GBP (£) £ in Millions	Mar. 31, 2023	Mar. 31, 2022
Trade and other receivables [abstract]
Trade receivables	£ 2,583	£ 2,661
Accrued income	1,126	1,110
Provision for impairment of receivables and accrued income	(560)	(741)
Trade receivables and accrued income, net	3,149	3,030
Prepayments	442	429
Contract assets	49	33
Other receivables	243	223
Trade and other receivables	£ 3,883	£ 3,715